UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
			    Washington, D.C.  20549

				   FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, August 13, 2009

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: $380,668


List of Other Included Managers:

None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              g1150g111    22929   685275 SH       SOLE                   669300             15975
AMB PROPERTY                   COM              00163T109      940    50000 SH       SOLE                    50000
AMER EXPRESS                   COM              025816109    17014   732100 SH       SOLE                   711200             20900
ANSYS INC                      COM              03662Q105     7061   226600 SH       SOLE                   225750               850
APOLLO GROUP                   COM              037604105     8662   121800 SH       SOLE                   117625              4175
ARENA RESOURCES                COM              040049108      433    13600 SH       SOLE                    13600
AVALONBAY COMM                 COM              053484101      762    13617 SH       SOLE                    13617
BANK OF AMERICA                COM              060505104     3503   265372 SH       SOLE                   256545              8827
BERKSHIRE HATH B               COM              084670207    47432    16380 SH       SOLE                    15928               452
CATHAY GENERAL                 COM              149150104     1383   145375 SH       SOLE                   145375
CENTER FINL CORP               COM              15146E102      573   227240 SH       SOLE                   227240
CHUBB CORP                     COM              171232101     1994    50000 SH       SOLE                    50000
CINTAS CORP                    COM              172908105     3769   165000 SH       SOLE                   165000
COCA COLA                      COM              191216100    23137   482125 SH       SOLE                   471100             11025
CONOCOPHILLIPS                 COM              20825c104    13987   332550 SH       SOLE                   324850              7700
CORINTHIAN COLL                COM              218868107     8443   498700 SH       SOLE                   481975             16725
DELL INC                       COM              24702R101    11111   809225 SH       SOLE                   784625             24600
DENTSPLY INTL                  COM              249030107     2533    82850 SH       SOLE                    82850
DREW INDUSTRIES                COM              26168L205     1485   122000 SH       SOLE                   122000
DUCKWALL-ALCO                  COM              264142100     2760   165000 SH       SOLE                   165000
EASTERN INSUR                  COM              276534104     1619   172100 SH       SOLE                   172100
EQUITY LIFESTYLE               COM              29472R108      792    21300 SH       SOLE                    21300
GARTNER INC                    COM              366651107    18301  1199250 SH       SOLE                  1159475             39775
GENERAL ELECTRIC               COM              369604103    13605  1160841 SH       SOLE                  1128641             32200
HAMPDEN BANCRP                 COM              40867E107     1244   125700 SH       SOLE                   125700
HELMERICH/PAYNE                COM              423452101     2007    65000 SH       SOLE                    65000
ITT EDUCATNL SVC               COM              45068B109     4026    40000 SH       SOLE                    40000
JOHNSON & JOHNSN               COM              478160104    17613   310088 SH       SOLE                   300850              9238
KRAFT FOODS                    COM              50075N104    10812   426675 SH       SOLE                   416675             10000
LOEWS CORP                     COM              540424108     2055    75000 SH       SOLE                    75000
LOWE'S COMPANIES               COM              548661107     2717   140000 SH       SOLE                   140000
MARINE PRODUCTS                COM              568427108     1473   392700 SH       SOLE                   392700
MERCURY GENL                   COM              589400100     9591   286885 SH       SOLE                   277610              9275
MICROSOFT                      COM              594918104     5828   245200 SH       SOLE                   245200
MORNINGSTAR                    COM              617700109     3092    75000 SH       SOLE                    75000
OMEGA FLEX                     COM              682095104     7973   525914 SH       SOLE                   501489             24425
PACCAR INC                     COM              693718108     2562    79000 SH       SOLE                    79000
PATTERSON COS                  COM              703395103     9029   416100 SH       SOLE                   402175             13925
PHH CORP                       COM              693320202     1413    77708 SH       SOLE                    75605              2103
POST PROPERTIES                COM              737464107      554    41200 SH       SOLE                    41200
PROCTER & GAMBLE               COM              742718109    10217   199950 SH       SOLE                   195250              4700
ROFIN-SINAR TECH               COM              775043102     2439   121900 SH       SOLE                   121900
SOWESTERN ENRGY                COM              845467109    11262   289875 SH       SOLE                   281725              8150
STRYKER CORP                   COM              863667101     2782    70000 SH       SOLE                    70000
TERADATA CORP                  COM              88076w103     4944   211000 SH       SOLE                   211000
THOR INDUSTRIES                COM              885160101     2076   113000 SH       SOLE                   113000
ULTRA PETROLEUM                COM              903914109      975    25000 SH       SOLE                    25000
UNITED FINL BANC               COM              91030T109      207    15000 SH       SOLE                    15000
US BANCORP                     COM              902973304     6096   340200 SH       SOLE                   327700             12500
VARIAN MEDICAL                 COM              92220p105     1933    55000 SH       SOLE                    55000
WASHINGTON POST                COM              939640108     9920    28167 SH       SOLE                    27274               893
WEIGHT WATCHERS                COM              948626106    10575   410350 SH       SOLE                   399125             11225
WELLS FARGO                    COM              949746101    21026   866704 SH       SOLE                   841251             25453